Property, Plant and Equipment - Summary of Changes in Items of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 392,717,000
Impairment	0
Ending balance	641,402,000	€ 392,717,000
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	754,760,000	638,031,000
Additions	294,527,000	116,631,000
Disposals	(3,314,000)	(9,544,000)
Exchange differences	9,563,000	9,642,000
Ending balance	1,055,535,000	754,760,000
Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	362,043,000	324,374,000
Depreciation charge for the year	50,338,000	41,734,000
Impairment	44,000	943,000
Disposals	(2,748,000)	(8,933,000)
Exchange differences	4,457,000	3,925,000
Ending balance	414,134,000	362,043,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	90,484,000
Ending balance	90,544,000	90,484,000
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	159,915,000	148,331,000
Additions	2,306,000	2,060,000
Disposals	(293,000)	(141,000)
Reclassifications	1,386,000	7,719,000
Exchange differences	3,109,000	1,946,000
Ending balance	166,423,000	159,915,000
Land and Buildings | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	69,431,000	63,563,000
Depreciation charge for the year	5,948,000	5,319,000
Disposals	(293,000)	(140,000)
Exchange differences	793,000	689,000
Ending balance	75,879,000	69,431,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	197,257,000
Ending balance	237,529,000	197,257,000
Plant and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	445,739,000	375,902,000
Additions	39,399,000	26,826,000
Disposals	(2,693,000)	(7,759,000)
Reclassifications	33,917,000	44,412,000
Exchange differences	7,402,000	6,358,000
Ending balance	523,764,000	445,739,000
Plant and Machinery | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	248,482,000	222,804,000
Depreciation charge for the year	36,628,000	29,549,000
Impairment	44,000	547,000
Disposals	(2,210,000)	(7,330,000)
Exchange differences	3,291,000	2,912,000
Ending balance	286,235,000	248,482,000
Industrial and Commercial Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,212,000
Ending balance	10,208,000	11,212,000
Industrial and Commercial Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	46,269,000	41,189,000
Additions	3,524,000	3,862,000
Disposals	(18,000)	(1,188,000)
Reclassifications	1,467,000	2,027,000
Exchange differences	398,000	379,000
Ending balance	51,640,000	46,269,000
Industrial and Commercial Equipment | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,057,000	29,900,000
Depreciation charge for the year	6,250,000	5,660,000
Impairment		396,000
Disposals	(5,000)	(1,053,000)
Exchange differences	130,000	154,000
Ending balance	41,432,000	35,057,000
Other Tangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,818,000
Ending balance	4,594,000	3,818,000
Other Tangible Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,891,000	11,316,000
Additions	1,337,000	913,000
Disposals	(249,000)	(421,000)
Reclassifications	821,000	856,000
Exchange differences	382,000	227,000
Ending balance	15,182,000	12,891,000
Other Tangible Assets | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,073,000	8,107,000
Depreciation charge for the year	1,512,000	1,206,000
Disposals	(240,000)	(410,000)
Exchange differences	243,000	170,000
Ending balance	10,588,000	9,073,000
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	89,946,000
Ending balance	298,527,000	89,946,000
Assets Under Construction and Advances | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	89,946,000	61,293,000
Additions	247,961,000	82,970,000
Disposals	(61,000)	(35,000)
Reclassifications	(37,591,000)	(55,014,000)
Exchange differences	(1,728,000)	732,000
Ending balance	€ 298,527,000	€ 89,946,000